CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 2,702	$ 3,902	$ 4,637	$ (163)	$ (4,955)
Adjustments to reconcile net income to net cash provided by operating activities:
Recovery of loan losses	(605)	(2,597)	(2,597)	6,218	15,634
Depreciation and amortization of premises and equipment	385	433	581	659	751
Amortization and accretion of investment securities	443	414	546	718	836
Amortization of deferred loan fees and costs	(174)	(147)	(197)	(200)	(176)
Amortization of core deposit intangible	87	86	115	153	154
Loss on sale of premises and equipment			0	0	11
Deferred income taxes			2,784	(366)	(2,405)
Stock-based compensation	21	31	38	75	148
Loss on write down on other assets			0	82	0
Net gain on branch sale	0	(557)	(557)	0	0
Increase in cash surrender value of bank owned life insurance	(176)	(186)	(247)	(254)	(262)
Net loss on sale and write-downs of foreclosed real estate	278	869	960	1,423	656
Net loss on investment security sales and pay-downs	185	174	223	113	37
Change in assets and liabilities:
Net change in accrued interest receivable	(117)	92	367	485	102
Net change in other assets	434	558	1,781	1,733	(1,444)
Net change in accrued expenses and other liabilities	141	1,801	16	(90)	(242)
NET CASH PROVIDED BY OPERATING ACTIVITIES	3,604	4,873	8,450	10,586	8,845
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of FHLB stock			0	0	(315)
Redemption of FHLB stock	177	275	275	200	0
Redemption of non-marketable security	65	0
Purchase of investment securities available for sale	(23,269)	(21,211)	(42,148)	(16,209)	(21,836)
Maturities of investment securities available for sale	7,351	11,122	14,122	25,836	15,796
Mortgage-backed securities pay-downs	8,859	9,556	12,805	11,261	11,104
Sale of investment securities available for sale	0	500	500	500	0
Net cash payment on branch sale	0	(13,001)
Net change in loans outstanding	17,945	28,465	45,227	44,051	(11,223)
Cash paid on sale of branches			(12,621)	0	0
Purchase of other non-marketable securities			(138)	(50)	(100)
Redemption of other-non-marketable securities			113	52	0
Proceeds from sale of loans			342	0	2,618
Proceeds from sale of foreclosed real estate	991	3,335	4,058	2,011	1,712
Proceeds from the sale of premises and equipment			0	1	5
Retirement of premises and equipment			19	0	0
Purchases of premises and equipment	(328)	(185)	(231)	(34)	(1,426)
NET CASH PROVIDED BY INVESTING ACTIVITIES	11,791	18,856	22,323	67,619	(3,665)
CASH FLOWS FROM FINANCING ACTIVITIES
Net change in deposits	(38,747)	(5,477)	11,603	(33,222)	(5,663)
Proceeds from short-term debt	0	6,666	6,666	2,184	2,000
Repayments on short-term debt	(3,641)	(2,348)	(10,695)	(3,973)	1,102
Proceeds from long term debt			0	0	6,000
Repayments on long-term debt	0	(2,000)	(2,000)	(2,000)	(2,000)
Proceeds from sale of common stock			165	0	0
Tax benefit from exercise of stock options			0	0	16
Proceeds from stock option exercises	44	165	0	0	332
NET CASH USED IN FINANCING ACTIVITIES	(42,344)	(2,994)	5,739	(37,011)	1,787
NET CHANGE IN CASH AND CASH EQUIVALENTS	(26,949)	20,735	36,512	41,194	6,967
CASH AND CASH EQUIVALENTS, BEGINNING	113,608	77,096	77,096	35,902	28,935
CASH AND CASH EQUIVALENTS, ENDING	86,659	97,831	113,608	77,096	35,902
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Interest	4,118	5,117	6,681	8,490	9,634
Taxes	1,361	0	0	0	939
Non-cash transactions:
Unrealized gains (losses) on investment securities available for sale, net of tax	(955)	27	(207)	107	(258)
Transfers from loans to foreclosed real estate	600	4,078	4,820	2,810	3,495
Transfer from foreclosed real estate to premises and equipment			0	0	960
Transfer from premises and equipment to premises and equipment held for sale			0	1,113	0
Common stock received as collateral on loan default			0	(165)	0
Transfers from loans held for sale to loans, at fair value	$ 406	$ 0